Advances from Federal Home Loan Bank of New York ("FHLB") (Tables)	12 Months Ended
Mar. 31, 2015
Banking And Thrift [Abstract]
Schedule of Maturities and Weighted Average Fixed Interest Rates of FHLB Advances

The maturities and weighted average fixed interest rates of FHLB advances were as follows:

	March 31,
	2015		2014
		Weighted		Weighted
		Average		Average
	Balance	Interest Rate	Balance	Interest Rate
	(Dollars In Thousands)
Due one year or less	$65,000	0.91%	$35,000	0.45%
After one to two years	—	—	65,000	0.91
After two to three years	32,500	3.82	—	—
After three to four years	10,000	4.04	32,500	3.82
After four to five years	—	—	10,000	4.04
	$107,500	2.08%	$142,500	1.68%

Summary of Carrying Value of Collateral Pledged for Advances

The carrying value of collateral pledged for the above advances was as follows:

	March 31,
	2015	2014
	(In Thousands)
Available for Sale:
Mortgage-backed securities	$—	$1,177
Held to maturity:
Debt security - Government-sponsored enterprises	10,000	25,000
Mortgage-backed securities	102,017	125,192
	112,017	150,192
	$112,017	$151,369